Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Payment Arrangement, Expense	$ 564,956	$ 84,958
Research and Development Expense [Member]
Share-based Payment Arrangement, Expense	63,735	22,637
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expense	$ 501,221	$ 62,321